Income Taxes Reconciliation of Federal Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate	$ 76,314	$ 40,599	$ 28,530
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Income Tax Reconciliation, State and Local Income Taxes	4,539	1,991	(698)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	2.08%	1.72%	(0.86%)
Revaluation of Net Unrealized Built-in Loss Income Tax Effect	0	0	691
Effective Income Tax Rate Reconciliation, Revaluation of Net Unrealized Built-in Loss	0.00%	0.00%	0.85%
Income Tax Reconciliation, Other Adjustments	447	(635)	262
Effective Income Tax Rate Reconciliation, Other Adjustments	0.21%	(0.55%)	0.32%
Income Tax Expense (Benefit)	$ 81,300	$ 41,955	$ 28,785
Effective Income Tax Rate, Continuing Operations	37.29%	36.17%	35.31%